Earnings per share (Tables)	12 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Summary of amounts and numbers used in calculation of net income attributable to NHI shareholders per share (basic and diluted)
The following table presents a reconciliation of net income amounts and the numbers of NHI shares used in the calculation of net income attributable to NHI shareholders per share in order to calculate basic and diluted earnings per share amounts for the years ended March 31, 2024, 2025 and 2026.

	Millions of yen except per share data presented in yen
	Year ended March 31
	2024	2025	2026
Basic —
Net income attributable to NHI shareholders	¥165,863	¥340,736	¥362,129

Weighted average number of NHI shares outstanding	3,017,128,412	2,955,204,882	2,942,280,410

Net income attributable to NHI shareholders per share	¥54.97	¥115.30	¥123.08

Diluted —
Net income attributable to NHI shareholders	¥165,701	¥340,463	¥361,871

Weighted average number of NHI shares outstanding	3,144,540,974	3,066,458,811	3,041,190,068

Net income attributable to NHI shareholders per share	¥52.69	¥111.03	¥118.99